Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Total Fee Amount	4,350
Total Offset Amount	0
Net Fee	$ 4,350
Offset Table N/A	N/A